Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed
			SCT Total	Average	$100 Investment (4)
	SCT		for	CAP to		Peer	Net Income	Net Product
	Total for	CAP to	(non-CEO)	(non-CEO)	KNSA	Group	(Loss)	Revenue
	CEO	CEO	NEOs	NEOs	TSR	TSR	(in thousands)	(in thousands)
Year	($)(1)	($)(2)	($)(1)(3)	($)(2)(3)	($)	($)	($)(5)	($)(6)
2025	10,782,661	28,438,984	3,514,486	8,232,662	233.45	124.75	59,005	677,564
2024	7,009,672	8,704,372	2,369,560	2,788,994	111.94	90.58	(43,193)	417,029
2023	5,297,629	6,804,798	1,770,603	2,168,721	98.75	91.84	14,084	233,176
2022	6,113,740	8,730,830	1,918,984	2,622,018	84.78	88.53	183,363	122,524
2021	6,588,178	579,468	1,700,470	395,753	66.61	99.37	(157,924)	38,544

(1)	The dollar amounts reported represent the amount of total compensation reported for our CEO and the average total compensation reported for our remaining (non-CEO) NEOs, respectively, for each covered year in the “Total” column of the SCT for each applicable year. Please refer to “Summary Compensation Table” for total compensation for 2025, 2024 and 2023. As described in footnote (1) to the Summary Compensation Table, the amounts reported for 2024 in the SCT reflect a correction to the grant date fair value of PSU awards, which resulted in revised 2024 Share Awards for all named executive officers. In addition, as described in footnote (4) to the Summary Compensation Table, the amounts reported for Mr. Moat’s 2024 All Other Compensation have been updated. The 2024 SCT totals and averages shown in this table, and the corresponding compensation actually paid amounts, reflect both of these corrections.
(2)	The dollar amounts reported represent the amount of “compensation actually paid” to our CEO and the average “compensation actually paid” to our remaining (non-CEO) NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K, for each covered year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the CEO and (non-CEO) NEOs during the applicable year. The SCT Total to CAP reconciliation is outlined in the tables below.
(3)	In 2024 and 2025, our NEOs (excluding our CEO) were Dr. John Paolini, Eben Tessari, Ross Moat, and Mark Ragosa. In 2023 and 2022, our NEOs (excluding our CEO) were Dr. John Paolini and Eben Tessari. In 2021, our NEOs (excluding our CEO) were Dr. John Paolini and Arian Pano.
(4)	TSR is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between (a) for our TSR, the price of our Class A Shares at the end of the applicable measurement period and the price of our Class A Shares at the beginning of the measurement period (December 31, 2020) and (b) for our peer group TSR, the weighted TSR of the NBI at the end of the applicable measurement period and the weighted TSR of the NBI at the beginning of the measurement period (December 31, 2020).
(5)	The dollar amounts represent the amount of net income (loss) reflected in our audited financial statements for each covered year. Our net income in 2022 was primarily attributable to out-licensing activities and the release of our deferred tax asset valuation allowance and should not necessarily be considered indicative of typical annual results. Our net income in 2023 was materially impacted by the release of our deferred tax asset valuation allowances. For more information, see Notes 12 and 14 to our consolidated financial statements included in our Annual Report filed with the SEC on February 25, 2025; for more information regarding 2025, see Note 14 to our consolidated financial statements included in our Annual Report on Form 10-K filed with the SEC on February 24, 2026.
(6)	The dollar amounts represent the amount of net product revenue reflected in our audited financial statements for each covered year. We have chosen net product revenue as this metric has been historically included in our annual corporate goals and, beginning in 2024, as one of the performance conditions of the PSUs granted to our named executive officers on an annual basis. We believe this metric accurately reflects our Company’s year-over-year commercial performance, which is a key part of our long-term strategic vision.

CEO—SCT Total to CAP Reconciliation

2025
SCT—Total Compensation	$10,782,661
Grant Date Fair Value of Share Awards and Option Awards Granted in Fiscal Year Reported in the “Stock Awards” and “Option Awards” columns of the SCT	(8,541,467)
Fair Value at Fiscal Year End of Outstanding and Unvested Share Awards and Option Awards Granted in Fiscal Year	15,031,274
Change in Fair Value of Outstanding and Unvested Share Awards and Option Awards Granted in Prior Fiscal Years	8,515,297
Fair Value at Vesting of Share Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Change in Fair Value as of Vesting Date of Share Awards and Option Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	2,651,219
Fair Value as of Prior Fiscal Year End of Share Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
CAP	$28,438,984

Equity Award Valuations—Share option and PSO grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. The valuation assumptions used to calculate the fair values of the share options and PSOs held by our CEO that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant. 2025 year-end calculations for share options and PSOs were based on an expected life of 3.68 to 5.55 years, volatility of 50.49% to 63.43%, and risk-free rate of 3.51% to 4.38%. RSUs and PSU award grants were not valued in a materially different way than the grant date fair value.

Average Non-CEO NEO—SCT Total to CAP Reconciliation

2025
SCT—Total Compensation	$3,514,486
Grant Date Fair Value of Share Awards and Option Awards Granted in Fiscal Year Reported in the “Stock Awards” and "Option Awards" columns of the SCT	(2,380,360)
Fair Value at Fiscal Year End of Outstanding and Unvested Share Awards and Option Awards Granted in Fiscal Year	4,131,303
Change in Fair Value of Outstanding and Unvested Share Awards and Option Awards Granted in Prior Fiscal Years	2,273,147
Fair Value at Vesting of Share Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Change in Fair Value as of Vesting Date of Share Awards and Option Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	694,093
Fair Value as of Prior Fiscal Year End of Share Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(7)
CAP	$8,232,662

Equity Award Valuations—Share option and PSO grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. The valuation assumptions used to calculate the fair values of the share options and PSOs held by our remaining NEOs that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant. 2025 year-end calculations for share options and PSOs were based on an expected life of 3.68 to 5.55 years, volatility of 50.49% to 63.43%, and risk-free rate of 3.51% to 4.38%. RSUs and PSU award grants were not valued in a materially different way than the grant date fair value.

Named Executive Officers, Footnote
(1)	The dollar amounts reported represent the amount of total compensation reported for our CEO and the average total compensation reported for our remaining (non-CEO) NEOs, respectively, for each covered year in the “Total” column of the SCT for each applicable year. Please refer to “Summary Compensation Table” for total compensation for 2025, 2024 and 2023. As described in footnote (1) to the Summary Compensation Table, the amounts reported for 2024 in the SCT reflect a correction to the grant date fair value of PSU awards, which resulted in revised 2024 Share Awards for all named executive officers. In addition, as described in footnote (4) to the Summary Compensation Table, the amounts reported for Mr. Moat’s 2024 All Other Compensation have been updated. The 2024 SCT totals and averages shown in this table, and the corresponding compensation actually paid amounts, reflect both of these corrections.
(3)	In 2024 and 2025, our NEOs (excluding our CEO) were Dr. John Paolini, Eben Tessari, Ross Moat, and Mark Ragosa. In 2023 and 2022, our NEOs (excluding our CEO) were Dr. John Paolini and Eben Tessari. In 2021, our NEOs (excluding our CEO) were Dr. John Paolini and Arian Pano.

Peer Group Issuers, Footnote
(4)	TSR is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between (a) for our TSR, the price of our Class A Shares at the end of the applicable measurement period and the price of our Class A Shares at the beginning of the measurement period (December 31, 2020) and (b) for our peer group TSR, the weighted TSR of the NBI at the end of the applicable measurement period and the weighted TSR of the NBI at the beginning of the measurement period (December 31, 2020).

PEO Total Compensation Amount	$ 10,782,661	$ 7,009,672	$ 5,297,629	$ 6,113,740	$ 6,588,178
PEO Actually Paid Compensation Amount	$ 28,438,984	8,704,372	6,804,798	8,730,830	579,468
Adjustment To PEO Compensation, Footnote
(1)	The dollar amounts reported represent the amount of total compensation reported for our CEO and the average total compensation reported for our remaining (non-CEO) NEOs, respectively, for each covered year in the “Total” column of the SCT for each applicable year. Please refer to “Summary Compensation Table” for total compensation for 2025, 2024 and 2023. As described in footnote (1) to the Summary Compensation Table, the amounts reported for 2024 in the SCT reflect a correction to the grant date fair value of PSU awards, which resulted in revised 2024 Share Awards for all named executive officers. In addition, as described in footnote (4) to the Summary Compensation Table, the amounts reported for Mr. Moat’s 2024 All Other Compensation have been updated. The 2024 SCT totals and averages shown in this table, and the corresponding compensation actually paid amounts, reflect both of these corrections.
(2)	The dollar amounts reported represent the amount of “compensation actually paid” to our CEO and the average “compensation actually paid” to our remaining (non-CEO) NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K, for each covered year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the CEO and (non-CEO) NEOs during the applicable year. The SCT Total to CAP reconciliation is outlined in the tables below.

CEO—SCT Total to CAP Reconciliation

2025
SCT—Total Compensation	$10,782,661
Grant Date Fair Value of Share Awards and Option Awards Granted in Fiscal Year Reported in the “Stock Awards” and “Option Awards” columns of the SCT	(8,541,467)
Fair Value at Fiscal Year End of Outstanding and Unvested Share Awards and Option Awards Granted in Fiscal Year	15,031,274
Change in Fair Value of Outstanding and Unvested Share Awards and Option Awards Granted in Prior Fiscal Years	8,515,297
Fair Value at Vesting of Share Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Change in Fair Value as of Vesting Date of Share Awards and Option Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	2,651,219
Fair Value as of Prior Fiscal Year End of Share Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
CAP	$28,438,984

Equity Award Valuations—Share option and PSO grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. The valuation assumptions used to calculate the fair values of the share options and PSOs held by our CEO that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant. 2025 year-end calculations for share options and PSOs were based on an expected life of 3.68 to 5.55 years, volatility of 50.49% to 63.43%, and risk-free rate of 3.51% to 4.38%. RSUs and PSU award grants were not valued in a materially different way than the grant date fair value.

Non-PEO NEO Average Total Compensation Amount	$ 3,514,486	2,369,560	1,770,603	1,918,984	1,700,470
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,232,662	2,788,994	2,168,721	2,622,018	395,753
Adjustment to Non-PEO NEO Compensation Footnote
(1)	The dollar amounts reported represent the amount of total compensation reported for our CEO and the average total compensation reported for our remaining (non-CEO) NEOs, respectively, for each covered year in the “Total” column of the SCT for each applicable year. Please refer to “Summary Compensation Table” for total compensation for 2025, 2024 and 2023. As described in footnote (1) to the Summary Compensation Table, the amounts reported for 2024 in the SCT reflect a correction to the grant date fair value of PSU awards, which resulted in revised 2024 Share Awards for all named executive officers. In addition, as described in footnote (4) to the Summary Compensation Table, the amounts reported for Mr. Moat’s 2024 All Other Compensation have been updated. The 2024 SCT totals and averages shown in this table, and the corresponding compensation actually paid amounts, reflect both of these corrections.
(2)	The dollar amounts reported represent the amount of “compensation actually paid” to our CEO and the average “compensation actually paid” to our remaining (non-CEO) NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K, for each covered year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the CEO and (non-CEO) NEOs during the applicable year. The SCT Total to CAP reconciliation is outlined in the tables below.

Average Non-CEO NEO—SCT Total to CAP Reconciliation

2025
SCT—Total Compensation	$3,514,486
Grant Date Fair Value of Share Awards and Option Awards Granted in Fiscal Year Reported in the “Stock Awards” and "Option Awards" columns of the SCT	(2,380,360)
Fair Value at Fiscal Year End of Outstanding and Unvested Share Awards and Option Awards Granted in Fiscal Year	4,131,303
Change in Fair Value of Outstanding and Unvested Share Awards and Option Awards Granted in Prior Fiscal Years	2,273,147
Fair Value at Vesting of Share Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Change in Fair Value as of Vesting Date of Share Awards and Option Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	694,093
Fair Value as of Prior Fiscal Year End of Share Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(7)
CAP	$8,232,662

Equity Award Valuations—Share option and PSO grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. The valuation assumptions used to calculate the fair values of the share options and PSOs held by our remaining NEOs that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant. 2025 year-end calculations for share options and PSOs were based on an expected life of 3.68 to 5.55 years, volatility of 50.49% to 63.43%, and risk-free rate of 3.51% to 4.38%. RSUs and PSU award grants were not valued in a materially different way than the grant date fair value.

Compensation Actually Paid vs. Total Shareholder Return

(1)	Total Shareholder Return illustrates the value, as of the last day of the indicated year, of an investment of $100 in our Class A Shares on December 31, 2020 and an investment of $100 in the NBI as of such date, as applicable.

Compensation Actually Paid vs. Net Income

(1)	Our net income in 2022 was primarily attributable to out-licensing activities and the release of our deferred tax asset valuation allowance and should not necessarily be considered indicative of typical annual results. Our net income in 2023 was materially impacted by the release of our deferred tax asset valuation allowances. For more information regarding 2022, 2023 and 2024, see Notes 12 and 14 to our consolidated financial statements included in our Annual Report filed with the SEC on February 25, 2025; for more information regarding 2025, see Note 14 to our consolidated financial statements included in our Annual Report on Form 10-K filed with the SEC on February 24, 2026.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

(1)	Total Shareholder Return illustrates the value, as of the last day of the indicated year, of an investment of $100 in our Class A Shares on December 31, 2020 and an investment of $100 in the NBI as of such date, as applicable.

Tabular List, Table

Most Important Financial Measures

As described above under the heading “Executive Compensation—Compensation Discussion and Analysis,” our Compensation Committee evaluates executive performance and rewards our executives based on the achievement of established long and short-term strategic goals intended to align our executives’ interests with those of our shareholders. The most important financial performance measures we used to link executive compensation actually paid to our executive officers, for the most recently completed fiscal year, to the Company’s performance is ARCALYST net product revenue. As described in the same section, we also use TSR as a measure to link executive compensation to performance.

Total Shareholder Return Amount	$ 233.45	111.94	98.75	84.78	66.61
Peer Group Total Shareholder Return Amount	124.75	90.58	91.84	88.53	99.37
Net Income (Loss)	$ 59,005,000	$ (43,193,000)	$ 14,084,000	$ 183,363,000	$ (157,924,000)
Company Selected Measure Amount	677,564,000	417,029,000	233,176,000	122,524,000	38,544,000
PEO Name	Sanj K. Patel
Measure:: 1
Pay vs Performance Disclosure
Name	net product revenue
Non-GAAP Measure Description
(6)	The dollar amounts represent the amount of net product revenue reflected in our audited financial statements for each covered year. We have chosen net product revenue as this metric has been historically included in our annual corporate goals and, beginning in 2024, as one of the performance conditions of the PSUs granted to our named executive officers on an annual basis. We believe this metric accurately reflects our Company’s year-over-year commercial performance, which is a key part of our long-term strategic vision.

Measure:: 2
Pay vs Performance Disclosure
Name	TSR
PEO
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	3 years 8 months 4 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	5 years 6 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	50.49%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	63.43%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.51%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.38%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,541,467)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,031,274
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,515,297
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,651,219
Non-PEO NEO
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	3 years 8 months 4 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	5 years 6 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	50.49%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	63.43%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.51%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.38%
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,380,360)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,131,303
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,273,147
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	694,093
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7)